COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES (Note 9)
COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

 Litigation

From time to time, we are a party to claims and actions for matters arising out of our business operations. We regularly evaluate the status of the legal proceedings and other claims in which we are involved to assess whether a loss is probable or there is a reasonable possibility that a loss, or an additional loss, may have been incurred and determine if accruals are appropriate. If accruals are not appropriate, we further evaluate each legal proceeding to assess whether an estimate of possible loss or range of possible loss can be made for disclosure. Although the outcome of claims and litigation is inherently unpredictable, we believe that we have adequate provisions for any probable and estimable losses. It is possible, nevertheless, that our consolidated financial position, results of operations or liquidity could be materially and adversely affected in any particular period by the resolution of a claim or legal proceeding. Legal expenses related to defense, negotiations, settlements, rulings and advice of outside legal counsel are expensed as incurred.

Equity Incentive Plan

On January 30, 2020, the Company adopted the 2019 Equity Incentive Plan (the “Plan”) to provide additional means through the grant of awards to attract, motivate, retain and reward selected employees and other eligible persons. As of the date of this report the Company has not issued any awards under the Plan.

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, we are a party to claims and actions for matters arising out of our business operations. We regularly evaluate the status of the legal proceedings and other claims in which we are involved to assess whether a loss is probable or there is a reasonable possibility that a loss, or an additional loss, may have been incurred and determine if accruals are appropriate. If accruals are not appropriate, we further evaluate each legal proceeding to assess whether an estimate of possible loss or range of possible loss can be made for disclosure. Although the outcome of claims and litigation is inherently unpredictable, we believe that we have adequate provisions for any probable and estimable losses. It is possible, nevertheless, that our consolidated financial position, results of operations or liquidity could be materially and adversely affected in any particular period by the resolution of a claim or legal proceeding. Legal expenses related to defense, negotiations, settlements, rulings and advice of outside legal counsel are expensed as incurred.

On July 9, 2021 the Company and Singlepoint Direct Solar, LLC (“SDS” or “Direct Solar”) served a complaint (the “Company Complaint”) in the United States District Court for the District of Arizona against Pablo Diaz Curiel, Kjelsey Johnson, and Brian Odle alleging, amongst other things, that the aforementioned individuals: (i) Interference with Direct Solar America’s existing and prospective business opportunities; (ii) Made unauthorized use of, claims of ownership, and/or offers for sale under direct Solar America’s commercial identity; (iii) Misappropriated trade secrets of Direct Solar America; (iv) Breach of the Asset Purchase Agreement originally entered into between the Company and Mr. Diaz and Ms. Johnson (Mr. Diaz and Ms. Johnson); and (v) Breach of the Employment Agreement originally entered into between Direct Solar America and Mr. Diaz.

Also on July 9, 2021 the Company was served with a Complaint by Mr. Diaz (and certain other parties) against the Company and certain officers (and former officers) of the Company (the “Diaz Complaint”). On August 11, 2021, an Order was issued consolidating the Company Complaint and the Diaz Complaint which results in the two legal actions being consolidated into one matter, and requiring Defendants to refile their Complaint as a counterclaim. A Counterclaim was submitted by Pablo Diaz Curiel, Kjelsey Johnson, Elijah Chaffino, Dan Shikiar, Jagusa Holdings, Inc. and Brian Odle against the Company and SDS, Greg Lambrecht, Wil Ralston and Corey Lambrecht. The Counterclaim includes but is not limited to the following material allegations: (i) violation of Section 10b-5 of the Exchange Act; (ii) Breach of Contract; (iii) Tortious Interference; (iv) Breach of Fiduciary Duty; (v) Unlawful diversion of ownership, earnings and monies; (vi) Intentional Misrepresentations; and (vii) Engaging in a pattern and practice of acquisitions based on false promises. The Counterclaim was filed September 11, 2021.

On July 14, 2021, the Company filed a First Amended Complaint (the “FAC”) adding parties Solar Integrated Roofing Corporation, USA Solar Network, LLC, David Massey, Christina Berume and Jessica Hernandez in addition to Pablo Diaz Curiel, Kjelsey Johnson and Brian Odle as defendants. In the FAC, the Company alleges (amongst other things) that the defendants: (i) Misappropriated trade secrets; (ii) Breached the Asset Purchase Agreement (Mr. Diaz and Ms. Johnson); (iii) Breached the Employment Agreement (Mr. Diaz); (iv) Breached the Implied Covenant of Good Faith and Fair Dealing (Mr. Diaz and Ms. Johnson); (v) Breached Fiduciary Duties (Mr. Diaz); (vi) Engaged in Unfair Competition; (vii) Violated the Arizona Uniform Trade Secrets Act; (viii) Intentionally Interfered with Contract/Business Expectancy; (ix) Converted assets of the Company; (x) Were Unjustly Enriched; and (xi) Committed Violations of the Lanham Act. On August 27, 2021, the Company filed a Second Amended Compliant which includes additional causes of action including Copyright Infringement (USA Solar Network, LLC) and Defamation (Mr. Diaz).

On September 10, 2021 Solar Integrated Roofing Corporation, USA Solar Network, LLC and David Massey filed a motion to dismiss the claims as it relates to such parties.

On February 22, 2022, a Senior Judge signed the order stating that Defendants SIRC and Massey’s Motion to Dismiss was granted in part and denied in part. With respect to Defendant Massey, the Court dismissed all claims against him for lack of personal jurisdiction. With respect to Defendant SIRC, the Court dismissed the following claims from the Second Amended Complaint under Federal Rule of Civil Procedure 12(b)(6): (a) unfair competition (count seven); (b) intentional interference with contract/business expectancy (count nine); (c) conversion (count ten); and (d) unjust enrichment (count eleven). The remaining claims against Defendant SIRC survived the Motion to Dismiss and remain before the Court. The court ordered that Plaintiffs’ Motion to Compel Arbitration of all of Defendant Diaz’s counterclaims under his Employment Agreement with SDS was granted. The Court ordered the dismissal of the following claims from the FAC: count three in its entirety, count six as to Defendant Diaz, and counts five, nine, ten, eleven, and thirteen as to Diaz, to the extent those claims are based on Diaz’s rights and responsibilities under the Employment Agreement subject to arbitration. The court further ordered that Counterdefendants’ Motion to Dismiss was granted in part and denied in part.

On January 9, 2023, the Company announced that it and Direct Solar America have resolved their claims against Pablo Diaz Curiel, Kjelsey Johnson, Brian Odle, Elijah Chaffino, Christina Berume and Jessica Hernandez in the United States District Court, District of Arizona. The claims filed by Pablo Diaz, individually and derivatively on behalf of SinglePoint Direct Solar, LLC, JAGUSA Holdings, LLC, Elijah Chaffino, Kjelsey Johnson, Brian Odle, Direct Solar, LLC and AI Live Transfers against the Company, SinglePoint Direct Solar, LLC, Greg Lambrecht, Wil Ralston and Corey Lambrecht filed in the United States District Court, District of Arizona have also been resolved. The Company and SinglePoint Direct Solar, LLC maintains its claims against SIRC and USA Solar Network. The Company, SinglePoint Direct Solar, LLC and Pablo Diaz Curiel have also resolved the arbitration matter pending before the American Arbitration Association, whereby Mr. Diaz brought wage related claims.

Equity Incentive Plan

On January 30, 2020, the Company adopted the 2019 Equity Incentive Plan (the “Plan”) to provide additional means through the grant of awards to attract, motivate, retain and reward selected employees and other eligible persons. As of the date of this report the Company has not issued any awards under the Plan.

Employment Agreements

Except for the following agreements, the Company does not have any written agreements with any of its executive officers. The following discussion is a summary of the material terms of the employment agreements and is subject to the full copy of the respective employment agreement (all capitalized terms not otherwise defined herein are defined in the respective employment agreement):

In November 2021 the Company entered into an Amendment to Employment Agreement with our CEO, Wil Ralston (the “Ralston Amendment”). The Ralston Amendment includes the following: (i) that the term of the original employment agreement is extended to May 30, 2024 (automatically be extended for additional three-year periods unless either party has provided written termination at least 90 days prior to the expiration of such Term), (ii) Base Salary equal to Two Hundred Eighty Thousand Dollars ($280,000.00) per year, with a minimum automatic Cost of Living increase of 3.0% per year, beginning on January 1, 2022, (iii) one-time cash retention bonus of $5,083,333 and (iv) waiver by Mr. Ralston of any unpaid allowances (estimated $61,500.00) afforded to Mr. Ralston through October 31, 2021

In November 2021 the Company entered into an Amendment to Employment Agreement with Corey Lambrecht (the “Lambrecht Amendment”). The Lambrecht Amendment includes the following: (i) that the term of the original employment agreement is extended to November 23, 2023 (automatically be extended for additional three-year periods unless either party has provided written termination at least 90 days prior to the expiration of such Term), (ii) Base Salary equal to Two Hundred Twenty Five Thousand Dollars ($225,000.00) per year, with a minimum automatic Cost of Living increase of 3.0% per year, beginning on January 1, 2022, (iii) one-time cash retention bonus equal to twenty percent (20%) of the Base Salary, and (iv) waiver by Mr. Lambrecht of any unpaid compensation owed by the Company through October 31, 2021. On January 17, 2020 the Company entered into an employment agreement with Corey Lambrecht to serve as the Chief Financial Officer. The term is for a period of one year; salary is Eighty Thousand Dollars ($80,000.00) per year; if employment is terminated as a result of his death or Disability, the Company shall pay the Base Salary and any accrued but unpaid Bonus and expense reimbursement amounts through the date of his Death or Disability and a lump sum payment equal to $40,000 (at the time his Death or Disability occurs) within 30 days of his Death or Disability; If employment is terminated by the Board for Cause, then the Company shall pay the Base Salary and Bonus earned through the date of his termination; If employment is terminated by the upon the occurrence of a Change of Control or within six (6) months thereafter, the Company (or its successor, as applicable) shall (i) continue to pay to the Base Salary for a period of six (6) months following such termination, (ii) pay any accrued and any earned but unpaid Bonus, (iii) pay the Bonus he would have earned had he remained with the Company for six (6) months from the date which such termination occurs, and (iv) pay expense reimbursement amounts through the date of termination.